Average Annual Total Returns - FidelityFlex500IndexFund-PRO - FidelityFlex500IndexFund-PRO - Fidelity Flex 500 Index Fund	Apr. 29, 2024
Fidelity Flex 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.27%
Past 5 years	15.69%
Since Inception	12.82%	[1]
Fidelity Flex 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	25.77%
Past 5 years	15.22%
Since Inception	12.36%	[1]
Fidelity Flex 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.82%
Past 5 years	12.58%
Since Inception	10.33%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.82%	[1]

[1]	A From March 9, 2017 .